Trade receivables	12 Months Ended
Dec. 31, 2025
Trade receivables
Trade receivables

21.Trade receivables

	At December 31,
(Euro thousands)	2025	2024
Trade receivables	24,398	34,550
Loss allowance	(9,016)	(6,451)
Total trade receivables	15,382	28,099

The trade receivables are comprised essentially of receivables from wholesalers or agents, who are limited in number and with whom the Group maintains long-term relationships.

The following table provides a breakdown for the loss allowance:

	For the years ended December 31,
(Euro thousands)	2025	2024
At January 1,	6,451	6,183
Provisions	3,961	1,656
Recoveries	(470)	—
Write off	(402)	(1,501)
Net foreign exchange differences	(218)	113
Transfer to held for sale	(306)	—
At December 31,	9,016	6,451

In 2025, the Group recognised additional provisions to the loss allowance of €1,761 thousand in respect of expected credit losses on trade receivables from Saks Global Enterprises LLC, which filed voluntarily for reorganization under Chapter 11 of the U.S. Bankruptcy Code in January 2026. The Group has recorded an impairment provision equal to the full carrying amount of the receivable.

For each of the fiscal years presented, no single customer balance accounted for more than 5% of the Group’s consolidated revenue. The present value of trade receivables is identical to its carrying amount.